Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	799,924,042.25	38,893
Yield Supplement Overcollateralization Amount 08/31/18	42,990,400.11	0
Receivables Balance 08/31/18	842,914,442.36	38,893
Principal Payments	25,615,204.43	1,005
Defaulted Receivables	716,466.54	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	41,231,378.85	0
Pool Balance at 09/30/18	775,351,392.54	37,855

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.63%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	5,537,681.50	249
Past Due 61-90 days	1,462,290.46	66
Past Due 91-120 days	365,247.42	20
Past Due 121+ days	0.00	0
Total	7,365,219.38	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	406,387.67
Aggregate Net Losses/(Gains) - September 2018	310,078.87
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.44%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	0.60%
Third Prior Net Losses Ratio	0.53%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	20,546,811.90
Actual Overcollateralization	20,546,811.90
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	56.55

Flow of Funds	$ Amount

Collections	28,161,934.21
Investment Earnings on Cash Accounts	45,693.22
Servicing Fee	(702,428.70)
Transfer to Collection Account	0.00
Available Funds	27,505,198.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,490,594.88
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,374,662.59
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,546,811.90
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	2,019,482.53

Total Distributions of Available Funds	27,505,198.73

Servicing Fee	702,428.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 09/17/18	778,726,055.13
Principal Paid	23,921,474.49
Note Balance @ 10/15/18	754,804,580.64

Class A-1
Note Balance @ 09/17/18	0.00
Principal Paid	0.00
Note Balance @ 10/15/18	0.00
Note Factor @ 10/15/18	0.0000000%

Class A-2
Note Balance @ 09/17/18	325,046,055.13
Principal Paid	23,921,474.49
Note Balance @ 10/15/18	301,124,580.64
Note Factor @ 10/15/18	88.5660531%

Class A-3
Note Balance @ 09/17/18	340,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	340,000,000.00
Note Factor @ 10/15/18	100.0000000%

Class A-4
Note Balance @ 09/17/18	83,100,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	83,100,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	30,580,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	30,580,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,564,241.71
Total Principal Paid	23,921,474.49
Total Paid	25,485,716.20

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	593,209.05
Principal Paid	23,921,474.49
Total Paid to A-2 Holders	24,514,683.54

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5616182
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8813538
Total Distribution Amount	25.4429720

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.7447325
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.3572779
Total A-2 Distribution Amount	72.1020104

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	141.07
Noteholders' Principal Distributable Amount	858.93

Account Balances	$ Amount

Reserve Account
Balance as of 09/17/18	2,548,816.60
Investment Earnings	3,958.39
Investment Earnings Paid	(3,958.39)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60